Offerings - Offering: 1	Jan. 22, 2026 USD ($) share
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.423% FIXED-RATE RESET SUBORDINATED NOTES DUE JANUARY 25, 2041
Amount Registered | share	1,500,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,500,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 207,150
Offering Note	The pricing supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $1,500,000,000.